================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21365

                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 12/31

================================================================================

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE LASALLE REAL ESTATE FUNDS
RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND
RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2009
(Prospectus also enclosed)

EACH FUND INVESTS IN EQUITY AND EQUITY-RELATED
SECURITIES ISSUED BY REAL ESTATE COMPANIES, SUCH AS
REAL ESTATE INVESTMENT TRUSTS (REITS).


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                                  (SINGLE STRATEGY ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

  RiverSource LaSalle Global Real
     Estate Fund...................    2

  RiverSource LaSalle Monthly
     Dividend Real Estate Fund.....    5

Manager Commentary.................    8

RiverSource LaSalle Global Real
  Estate Fund......................    8

RiverSource LaSalle Monthly
  Dividend Real Estate Fund........   14

The Funds' Long-term Performance...   18

Fund Expenses Examples.............   22

Portfolios of Investments..........   27

Statements of Assets and
  Liabilities......................   37

Statements of Operations...........   39

Statements of Changes in Net
  Assets...........................   41

Financial Highlights...............   45

Notes to Financial Statements......   60

Report of Independent Registered
  Public Accounting Firm...........   82

Federal Income Tax Information.....   84

Board Members and Officers.........   85

Proxy Voting.......................   89





--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource LaSalle Global Real Estate Fund (the Fund) Class A shares gained
  28.17% (excluding sales charge) for the 12 months ended Dec. 31, 2009.

> The Fund underperformed its benchmark, the UBS Global Investors Index, which gained 35.70% during the same 12-month period.

> The Fund underperformed its peer group, as represented by the Lipper Global
  Real Estate Funds Index, which rose 35.93% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                                                            SINCE
                                                          INCEPTION
                                         1 YEAR  3 YEARS   12/29/06
-------------------------------------------------------------------
RiverSource LaSalle Global Real Estate
  Fund
  Class A (excluding sales charge)       +28.17%  -18.86%   -18.83%
-------------------------------------------------------------------
UBS Global Investors Index (unmanaged)   +35.70%  -14.04%   -14.01%
-------------------------------------------------------------------
Lipper Global Real Estate Funds Index    +35.93%     N/A       N/A
-------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource/funds.com or calling 1 (800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2009
                                                           SINCE
Without sales charge                    1 YEAR  3 YEARS  INCEPTION
Class A (inception 12/29/06)           +28.17%  -18.86%   -18.83%
------------------------------------------------------------------
Class C (inception 12/29/06)           +27.10%  -19.46%   -19.43%
------------------------------------------------------------------
Class I (inception 8/3/09)                N/A      N/A    +23.20%*
------------------------------------------------------------------
Class R2 (inception 12/29/06)          +27.96%  -18.93%   -18.90%
------------------------------------------------------------------
Class R3 (inception 8/3/09)               N/A      N/A    +22.97%*
------------------------------------------------------------------
Class R4 (inception 8/3/09)               N/A      N/A    +23.09%*
------------------------------------------------------------------
Class R5 (inception 12/29/06)          +28.67%  -18.50%   -18.47%
------------------------------------------------------------------

With sales charge
Class A (inception 12/29/06)           +20.96%  -20.47%   -20.43%
------------------------------------------------------------------
Class C (inception 12/29/06)           +26.10%  -19.46%   -19.43%
------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

  STYLE MATRIX
  ------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
4  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource LaSalle Monthly Dividend Real Estate Fund (the Fund) Class A shares gained 24.24% (excluding sales charge) for the 12 months ended Dec. 31, 2009.

> The Fund underperformed its benchmark, the FTSE-NAREIT Equity REITs Index, which increased 27.99% during the same 12-month period.

> The Fund underperformed its peer group, as represented by the Lipper Real
  Estate Funds Index, which rose 28.50% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                                                               SINCE
                                                             INCEPTION
                                   1 YEAR  3 YEARS  5 YEARS   7/16/03
----------------------------------------------------------------------
RiverSource LaSalle Monthly
  Dividend Real Estate Fund
  Class A (excluding sales
  charge)                         +24.24%  -19.53%   -6.40%    +0.54%
----------------------------------------------------------------------
FTSE-NAREIT Equity REITs Index
  (unmanaged)                     +27.99%  -12.41%   +0.36%    +7.12%
----------------------------------------------------------------------
Lipper Real Estate Funds Index    +28.50%  -12.23%   -0.04%    +6.84%
----------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource/funds.com or calling 1 (800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2009
                                                              SINCE
Without sales charge              1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 7/16/03)      +24.24%  -19.53%   -6.40%    +0.54%
---------------------------------------------------------------------
Class B (inception 7/16/03)      +23.30%  -20.16%   -7.10%    -0.20%
---------------------------------------------------------------------
Class C (inception 7/16/03)      +23.31%  -20.13%   -7.10%    -0.21%
---------------------------------------------------------------------
Class I (inception 8/3/09)          N/A      N/A      N/A    +32.00%*
---------------------------------------------------------------------
Class R2 (inception 7/16/03)     +24.00%  -19.81%   -6.66%    +0.26%
---------------------------------------------------------------------
Class R3 (inception 8/3/09)         N/A      N/A      N/A    +31.63%*
---------------------------------------------------------------------
Class R4 (inception 8/3/09)         N/A      N/A      N/A    +32.00%*
---------------------------------------------------------------------
Class R5 (inception 11/24/03)    +24.26%  -19.30%   -6.13%    -0.62%
---------------------------------------------------------------------

With sales charge
Class A (inception 7/16/03)      +16.98%  -21.10%   -7.49%    -0.38%
---------------------------------------------------------------------
Class B (inception 7/16/03)      +18.30%  -20.74%   -7.31%    -0.20%
---------------------------------------------------------------------
Class C (inception 7/16/03)      +22.31%  -20.13%   -7.10%    -0.21%
---------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
6  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

  STYLE MATRIX
  ------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  7

MANAGER COMMENTARY -------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

Dear Shareholders,

RiverSource LaSalle Global Real Estate Fund (the Fund) Class A shares gained 28.17% (excluding sales charge) for the 12 months ended Dec. 31, 2009. The Fund underperformed its benchmark, the UBS Global Investors Index, which gained 35.70% for the 12-month period. The Fund also underperformed its peer group, represented by the Lipper Global Real Estate Funds Index, which increased 35.93% for the same period.

SIGNIFICANT PERFORMANCE FACTORS
Both the global economy and global real estate companies appear to have navigated the most dramatic and dangerous economic and financial year in decades. After a dismal first quarter, the stabilizing of the world's economies and financial system led to strong mid-year recovery in the stock prices of global real estate companies, and continued progress in the final months of the year. We believe this progress reflects investor relief

COUNTRY BREAKDOWN(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Australia                                  13.3%
------------------------------------------------
Belgium                                     0.1%
------------------------------------------------
Bermuda                                     1.2%
------------------------------------------------
Canada                                      1.8%
------------------------------------------------
Finland                                     0.6%
------------------------------------------------
France                                      6.1%
------------------------------------------------
Germany                                     0.5%
------------------------------------------------
Hong Kong                                   3.5%
------------------------------------------------
Japan                                       6.9%
------------------------------------------------
Luxembourg                                  0.5%
------------------------------------------------
Netherlands                                 4.1%
------------------------------------------------
Singapore                                   2.2%
------------------------------------------------
Sweden                                      1.6%
------------------------------------------------
Switzerland                                 0.9%
------------------------------------------------
United Kingdom                              8.2%
------------------------------------------------
United States                              48.4%
------------------------------------------------
Other(2)                                    0.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
8  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

that the financial crisis is in the process of resolution, renewed growth in most of the economies around the world, the increased financial stability of the public real estate industry, and the coming-into-view of the recovery in the world's commercial real estate markets.

The best performing real estate stock markets, Singapore and Hong Kong, benefitted from the early recovery of their economies and financial liquidity helped by the stimulus applied to the Chinese economy. In Japan, the only market to lose ground in 2009, both the economy and real estate market lagged. The more economically stable real estate markets and economies in Continental Europe significantly outperformed. Real estate companies in the U.K. and U.S. lagged the global index somewhat; in the case of the U.S., much of this was due to the weak dollar.

An important factor in the recovery of global real estate stocks was the reopening of the capital markets beginning in the second quarter. Public real estate companies raised more than $45 billion U.S. dollars (USD) in new equity issues in 2009, as well as more than $20 billion USD in unsecured debt. Bank credit has become more available as well, and both the initial public offering and commercial collateralized mortgage-backed

TOP TEN HOLDINGS(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Westfield Group (Australia)                 7.1%
------------------------------------------------
Simon Property Group (United States)        6.1%
------------------------------------------------
Unibail-Rodamco (France)                    5.3%
------------------------------------------------
AvalonBay Communities (United States)       3.9%
------------------------------------------------
Vornado Realty Trust (United States)        3.5%
------------------------------------------------
Public Storage (United States)              3.3%
------------------------------------------------
Stockland (Australia)                       3.3%
------------------------------------------------
Ventas (United States)                      3.0%
------------------------------------------------
Dexus Property Group (Australia)            2.6%
------------------------------------------------
Equity Residential (United States)          2.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

RiverSource LaSalle Global Real Estate Fund


securities (CMBS) markets revived in the U.S. in the fourth quarter. Companies have been able to improve financial flexibility through new stock issues, debt repurchases, asset sales, and more efficient and capital-conserving operating, investment, and development policies.

Country allocation was a negative, particularly due to an underweight in Singapore and Austria, and an overweight in Japan. Allocations to Hong Kong and Australia were positives for the year. Stock selection was also a negative contributor for the year. The top contributors to performance were overweight holdings in HOST HOTELS AND RESORTS (U.S.), LINK REIT (Hong Kong), and S.L. GREEN (U.S.). The top detractors from value were overweight positions in NTT URBAN (Japan) and JAPAN RETAIL FUND (Japan) and an underweight position in IMMOEAST AG (Austria).

CHANGES TO THE FUND'S PORTFOLIO
Our investment process is driven by our estimates of the intrinsic values of the stocks in our investment universe, and our evaluation of the relative values offered by property sectors and individual stocks. We began the year underweight in Australia, moved to an overweight during the third quarter, and transitioned back to a market weight in the region during the fourth quarter. In Asia, we have maintained overweight positions in Japan and Hong Kong and an underweight position in Singapore. The portfolio ended the year with a market weight in Continental Europe and an underweight position in the U.K. We began the year with a market weight in the U.S., moved to an overweight during the first and second quarters, and to an underweight during the third and fourth quarters.

OUR FUTURE STRATEGY
In contrast to other real estate cycles, the current one has been marked more by a deficit in demand rather than by an excess of supply. This is particularly important in the slower-growing economies of Europe and North America. Just as businesses have been reducing inventory, space occupiers are making do with as little square footage as possible. With little new supply, and natural obsolescence continuing, the chances of a strong surge in demand increases once the cycle turns up. In the U.S., indications are that the negative portion of the real estate cycle may not

--------------------------------------------------------------------------------
10  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

be as deep or prolonged as earlier projected, if capital markets remain supportive and there are no unforeseen economic shocks.

Property values are already increasing in parts of Asia and in the U.K., and we expect value recovery will anticipate revived fundamentals to some extent in Europe and North America. Transactions are still sparse, but there is evidence that capitalization rates are stable to falling, particularly for the income generated by stabilized core properties, and that the net operating income component of these valuations is higher than had been predicted earlier in the year. Both of these factors increase property valuations. The prices of global real estate companies relative to their assets are still relatively high, and we expect the net asset values of the companies in our investment universe will benefit from lower capitalization rates in 2010. By other measures, such as the implied capitalization rates of public real estate companies and their dividend yields versus broad-market yield comparables, we believe the shares of these companies continue to offer reasonable value in most markets.

While the Fund concentrates its investments in the real estate industry, its portfolio is well diversified by region and property sector. The companies in the portfolio, in our view, generally own higher-quality properties, have moderate leverage, and have excellent management and well thought-out business plans. We believe these companies are well positioned to take advantage of conditions in this year's real estate market. If attractive acquisitions are available because highly-levered owners become unable to retain control of their properties, the available capital reserves of these companies can be invested to their advantage. We think the higher-quality portfolio of these companies should outperform the market.

In conclusion, economic conditions improved materially as 2009 progressed, and we believe they will continue to strengthen in 2010 and beyond. We believe most global real estate companies are financially secure today and are prepared to both maximize the potential of their operating portfolio and capitalize on value-added opportunities that may present themselves. We believe they offer an attractive combination of high current income, the cushion of real assets, and the potential for increased earnings as real estate markets recover.


--------------------------------------------------------------------------------
                RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                      (LASALLE INVESTMENT MANAGEMENT LOGO)
                 LASALLE INVESTMENT MANAGEMENT (SECURITIES), LP

                  LASALLE INVESTMENT MANAGEMENT SECURITIES B.V.


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
12  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

MANAGER COMMENTARY -------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

Dear Shareholders,

RiverSource LaSalle Monthly Dividend Real Estate Fund (the Fund) Class A shares gained 24.24% (excluding sales charge) for the 12 months ended Dec. 31, 2009. The Fund underperformed its benchmark, the FTSE-NAREIT Equity REITs Index, which gained 27.99% for the 12-month period. The Fund also underperformed its peer group, represented by the Lipper Real Estate Funds Index, which increased 28.50% for the period.

SIGNIFICANT PERFORMANCE FACTORS
Both the economy and public real estate companies have successfully navigated the most dramatic and dangerous economic and financial year in decades. After a dismal first quarter, the stabilizing of the U.S. economy and financial system led to strong mid-year recovery in real estate investment trust (REIT) stock prices, and continued progress in the final months of the year. We believe this progress reflects investor relief that the financial crisis is in the process of resolution, renewed growth in the economy, the increased financial stability of the REIT industry, and the coming-into-view of the recovery in the commercial real estate market in the U.S.


PORTFOLIO BREAKDOWN(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Apartments                                 17.2%
------------------------------------------------
Diversified Properties                     10.2%
------------------------------------------------
Health Care                                11.9%
------------------------------------------------
Hotels                                      4.6%
------------------------------------------------
Industrial                                  5.2%
------------------------------------------------
Office Property                            18.5%
------------------------------------------------
Other Property                              2.3%
------------------------------------------------
Regional Malls                             13.7%
------------------------------------------------
Shopping Centers                            8.9%
------------------------------------------------
Storage                                     7.5%
------------------------------------------------
Other(2)                                     --%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
14  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

The Fund changed its principal investment strategy in April 2009. Prior to that time the Fund invested in a portfolio with a target yield higher than the average dividend yield paid by the REITs in its benchmark, the FTSE-NAREIT Equity REITs Index. In the first quarter of the year the relative performance of the Fund was hurt by the dramatic underperformance of the higher-yielding REITs held in its portfolio.

Subsequent to the change in strategy, the Fund's current yield is closer to the average yield paid by the REITs in the Fund's benchmark. Once the strategy of the Fund was changed, the relative performance of the Fund compared with its benchmark improved; however, both sector allocation and stock selection were negative contributors to relative performance in the 12-month period.

Overweight positions in regional mall REITs were the largest positive contributor to relative return; diversified and office REITs helped as well. The largest negative contribution to relative return was from the specialty REIT sector, which was not represented in the portfolio in the first quarter, and which was underweighted throughout the remainder of the year. Smaller negative contributions were made by holdings in the retail

TOP TEN HOLDINGS(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Simon Property Group                        9.9%
------------------------------------------------
Vornado Realty Trust                        7.7%
------------------------------------------------
Public Storage                              6.5%
------------------------------------------------
BRE Properties Cl A                         4.9%
------------------------------------------------
Equity Residential                          4.8%
------------------------------------------------
Ventas                                      4.8%
------------------------------------------------
AvalonBay Communities                       4.8%
------------------------------------------------
Boston Properties                           4.7%
------------------------------------------------
Senior Housing Properties Trust             4.1%
------------------------------------------------
Host Hotels & Resorts                       4.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  15

MANAGER COMMENTARY (continued)  ------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund


and industrial sectors. Stock selection particularly helped performance in the office and health care sectors, and hurt in the self storage, apartment, retail, and hotel sectors.

The largest positive contributors included holdings in two office companies LIBERTY and S.L. GREEN, hotel REIT HOST HOTELS AND RESORTS, health care REIT SENIOR HOUSING, and VORNADO, a diversified REIT. The largest negative contributors included holdings in office REIT BRANDYWINE, hotel REIT HOSPITALITY PROPERTIES, shopping center REITs FEDERAL REALTY and REGENCY and EXTRA SPACE, in the self storage sector.

CHANGES TO THE FUND'S PORTFOLIO
The change in the Fund's strategy required a reworking of the assets in the Fund's portfolio, so we believe comparisons from year-end to year-end may not be meaningful. Our investment process is driven by our estimates of the intrinsic values of the stocks in our investment universe, and our evaluation of the relative values offered by property sectors and individual stocks. As the year progressed after the change in the Fund's strategy, our weighting in office/industrial and regional mall REITs were increased and investments in shopping centers and health care REITs were reduced. At year-end, the Fund was overweighted in apartment, diversified, and regional mall REITs, and underweighted in hotel, health care, and shopping center REITs.

OUR FUTURE STRATEGY
We expect recovery in property values and anticipate revived fundamentals to some extent. Transactions are still sparse, but there is evidence that capitalization rates are stable to falling, particularly for the income generated by stabilized core properties, and that the net operating income component of these valuations is higher than had been predicted earlier in the year. Both of these factors increase property valuations.

The prices of real estate companies, relative to their assets, are still relatively high, and we expect the net asset values of the companies in our investment universe will benefit from lower capitalization rates in 2010. By other measures, such as the implied capitalization rates of public real estate companies and their dividend yields versus broad-market yield comparables, we believe the shares of these companies continue to offer reasonable value.


--------------------------------------------------------------------------------
16  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

We believe the Fund's portfolio is well diversified by property sector. In our view, the companies in the portfolio generally own higher-quality properties, have moderate leverage, and have excellent management and well thought-out business plans. We believe these companies are well positioned to take advantage of conditions in this year's real estate market. If attractive acquisitions are available because highly-levered owners become unable to retain control of their properties, the available capital reserves of these companies can be invested to their advantage. We think the higher-quality portfolio of these companies should outperform the market.

In conclusion, economic conditions improved materially as 2009 progressed, and we believe they will continue to strengthen in 2010 and beyond. We believe most real estate companies are financially secure today and are prepared to both maximize the potential of their operating portfolio and capitalize on value-added opportunities that may present themselves. We believe they offer an attractive combination of high current income, the cushion of real assets, and the potential for increased earnings as real estate markets recover.

                      (LASALLE INVESTMENT MANAGEMENT LOGO)

                 LASALLE INVESTMENT MANAGEMENT (SECURITIES), LP

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
                RIVERSOURCE LASALLE REAL ESTATE FUNDS  -- 2009 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource LaSalle Global Real Estate Fund Class A shares (from 12/29/06 to 12/31/09) as compared to the performance of the UBS Global Investors Index and the Lipper Real Estate Funds Average. Performance for the Lipper Global Real Estate Funds Index is not presented in the graph because it began measuring performance in 2007 and performance information is not available for the entire comparison period. In comparing the Fund's Class A shares to this index and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices average. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Dec. 31, 2009
                                                                          SINCE
                                                                        INCEPTION
                                                     1 YEAR   3 YEARS    12/29/06
RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $12,096    $5,031     $5,035
---------------------------------------------------------------------------------
     Average annual total return                    +20.96%   -20.47%    -20.43%
---------------------------------------------------------------------------------
UBS GLOBAL INVESTORS INDEX(1)
     Cumulative value of $10,000                    $13,570    $6,352     $6,351
---------------------------------------------------------------------------------
     Average annual total return                    +35.70%   -14.04%    -14.01%
---------------------------------------------------------------------------------
LIPPER GLOBAL REAL ESTATE FUNDS INDEX(2)
     Cumulative value of $10,000                    $13,593       N/A        N/A
---------------------------------------------------------------------------------
     Average annual total return                    +35.93%       N/A        N/A
---------------------------------------------------------------------------------
LIPPER REAL ESTATE FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $13,171    $6,316     $6,535
---------------------------------------------------------------------------------
     Average annual total return                    +31.71%   -14.20%    -13.41%
---------------------------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
18  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND LINE GRAPH)

                      RIVERSOURCE LASALLE
                          GLOBAL REAL
                          ESTATE FUND
                            CLASS A                                LIPPER REAL
                        (INCLUDES SALES          UBS GLOBAL        ESTATE FUNDS
                            CHARGE)          INVESTORS INDEX(1)     AVERAGE(3)
                      -------------------    ------------------    ------------
12/29/06                     $9,425               $10,000             $10,000
12/06                         9,425                10,000              10,000
3/07                          9,636                10,440              10,285
6/07                          8,803                 9,711               9,372
9/07                          8,896                 9,815               9,482
12/07                         7,803                 8,647               8,276
3/08                          7,763                 8,581               8,388
6/08                          6,904                 7,824               7,967
9/08                          6,340                 7,314               8,128
12/08                         3,928                 4,680               4,995
3/09                          2,812                 3,506               3,500
6/09                          3,691                 4,537               4,530
9/09                          4,828                 6,076               5,999
12/09                         5,035                 6,351               6,535




(1) The UBS Global Investors Index is an unmanaged benchmark that measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent. The index assumes reinvestment of all distributions.
(2) The Lipper Global Real Estate Funds Index (the Lipper Index) includes the 10 largest global real estate funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Real Estate Funds Average (the Lipper Average) is an unmanaged benchmark that measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The Lipper Average returns include net reinvested dividends.*
* On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of the funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Fund's secondary benchmarks in line with the practice of the other funds in the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource LaSalle Monthly Dividend Real Estate Fund Class A shares (from 7/16/03 to 12/31/09) as compared to the performance of the FTSE-NAREIT Equity REITs Index, the Lipper Real Estate Funds Index and the Lipper Real Estate Funds Average. In comparing the Fund's Class A shares to these indices and average, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices average. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Dec. 31, 2009
                                                                                    SINCE
                                                                                  INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS    7/16/03
RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $11,698    $4,912    $6,775     $9,762
-------------------------------------------------------------------------------------------
     Average annual total return                    +16.98%   -21.10%    -7.49%     -0.38%
-------------------------------------------------------------------------------------------
FTSE-NAREIT EQUITY REITS INDEX(1)
     Cumulative value of $10,000                    $12,799    $6,720   $10,179    $15,595
-------------------------------------------------------------------------------------------
     Average annual total return                    +27.99%   -12.41%    +0.36%     +7.12%
-------------------------------------------------------------------------------------------
LIPPER REAL ESTATE FUNDS INDEX(2)
     Cumulative value of $10,000                    $12,850    $6,761    $9,978    $15,332
-------------------------------------------------------------------------------------------
     Average annual total return                    +28.50%   -12.23%    -0.04%     +6.84%
-------------------------------------------------------------------------------------------
LIPPER REAL ESTATE FUNDS AVERAGE(3)
     Cumulative value of $10,000                    $13,171    $6,316    $9,367    $14,925
-------------------------------------------------------------------------------------------
     Average annual total return                    +31.71%   -14.20%    -1.30%     +6.04%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 6.


--------------------------------------------------------------------------------
20  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND LINE GRAPH)


                   RIVERSOURCE LASALLE
                     MONTHLY DIVIDEND
                       REAL ESTATE
                        FUND CLASS                               LIPPER REAL     LIPPER REAL
                       A (INCLUDES        FTSE NAREIT EQUITY    ESTATE FUNDS    ESTATE FUNDS
                      SALES CHARGE)         REITS INDEX(1)        INDEX(2)       AVERAGE(3)
                   -------------------    ------------------    ------------    ------------
7/16/03                 $ 9,425                $10,000            $10,000         $10,000
9/03                      9,858                 10,589             10,581          10,577
12/03                    10,873                 11,644             11,629          11,596
3/04                     12,258                 13,043             12,980          12,988
6/04                     11,372                 12,285             12,305          12,242
9/04                     12,094                 13,296             13,290          13,218
12/04                    13,585                 15,321             15,365          15,309
3/05                     12,626                 14,240             14,496          14,264
6/05                     14,193                 16,298             16,312          16,191
9/05                     14,451                 16,923             16,811          16,694
12/05                    14,311                 17,184             17,250          17,118
3/06                     16,398                 19,717             19,466          19,516
6/06                     16,248                 19,404             19,232          19,324
9/06                     17,589                 21,202             20,741          20,939
12/06                    18,730                 23,209             22,677          22,840
3/07                     19,386                 24,013             23,425          23,491
6/07                     18,012                 21,842             21,791          21,405
9/07                     17,215                 22,407             22,114          21,656
12/07                    14,270                 19,567             19,615          18,903
3/08                     14,794                 19,841             19,560          19,158
6/08                     13,995                 18,864             19,113          18,195
9/08                     14,396                 19,911             19,230          18,565
12/08                     7,858                 12,185             11,931          11,408
3/09                      4,924                  8,302              8,401           7,994
6/09                      6,709                 10,697             10,815          10,347
9/09                      8,902                 14,257             14,215          13,701
12/09                     9,762                 15,595             15,332          14,925




(1) The FTSE-NAREIT Equity REITs Index is an unmanaged benchmark that measures the performance of all publicly-traded U.S. real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The index assumes reinvestment of all distributions.
(2) The Lipper Real Estate Funds Index (the Lipper Index) includes the 30 largest real estate funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Real Estate Funds Average (the Lipper Average) is an unmanaged benchmark that measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The Lipper Average returns include net reinvested dividends.*
* On Jan. 1, 2010, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Average includes all funds categorized by Lipper within the broad universe of the funds in the Lipper Average, whereas the Lipper Index includes only a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Fund's secondary benchmarks in line with the practice of the other funds in the RiverSource Family of Funds, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  21

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
22  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2009(a)  DEC. 31, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,364.10        $ 9.77         1.64%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.94        $ 8.34         1.64%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,357.10        $14.20         2.39%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,013.16        $12.13         2.39%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,232.00        $ 5.14         1.12%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.56        $ 5.70         1.12%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,362.80        $11.26         1.89%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,015.68        $ 9.60         1.89%
--------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,229.70        $ 7.51         1.64%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.94        $ 8.34         1.64%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,230.90        $ 6.37         1.39%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.20        $ 7.07         1.39%
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  23

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2009(a)  DEC. 31, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,362.10        $ 6.67         1.12%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.56        $ 5.70         1.12%
--------------------------------------------------------------------------------------------



(a) The beginning account values for Classes I, R3 and R4 are as of the close of business on Aug. 3, 2009 (when shares of these classes became publicly available) for actual expense calculations, and as of July 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses for Classes I, R3 and R4 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended Dec. 31, 2009: +36.41% for Class A, +35.71% for Class C, +36.28% for Class R2 and +36.21% for Class R5.
(d) Based on the actual return for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009: +23.20% for Class I, +22.97% for Class R3 and +23.09% for Class R4.


--------------------------------------------------------------------------------
24  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2009(a)  DEC. 31, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,455.10        $ 9.90         1.60%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.14        $ 8.13         1.60%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,450.00        $14.51         2.35%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,013.36        $11.93         2.35%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,450.10        $14.51         2.35%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,013.36        $11.93         2.35%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,320.00        $ 5.58         1.17%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.31        $ 5.96         1.17%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,455.30        $11.45         1.85%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,015.88        $ 9.40         1.85%
--------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,316.30        $ 7.62         1.60%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.14        $ 8.13         1.60%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,320.00        $ 4.39          .92%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.57        $ 4.69          .92%
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2009(a)  DEC. 31, 2009  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,456.90        $ 8.36         1.35%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.40        $ 6.87         1.35%
--------------------------------------------------------------------------------------------


(a) The beginning account values for Classes I, R3 and R4 are as of the close of business on Aug. 3, 2009 (when shares of these classes became publicly available) for actual expense calculations, and as of July 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses for Classes I, R3 and R4 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 150/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended Dec. 31, 2009: +45.51% for Class A, +45.00% for Class B, +45.01% for Class C, +45.53% for Class R2 and +45.69% for Class R5.
(d) Based on the actual return for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009: +32.00% for Class I, +31.63% for Class R3 and +32.00% for Class R4.



--------------------------------------------------------------------------------
26  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (13.3%)
Abacus Property Group                                   93,989                $37,490
Dexus Property Group                                   496,435                376,520
Stockland                                              136,700                481,479
Westfield Group                                         92,205              1,031,640
                                                                      ---------------
Total                                                                       1,927,129
-------------------------------------------------------------------------------------

BELGIUM (0.1%)
Cofinimmo                                                   84                 11,856
-------------------------------------------------------------------------------------

BERMUDA (1.2%)
Hongkong Land Holdings                                  36,453(d)             179,534
-------------------------------------------------------------------------------------

CANADA (1.8%)
Canadian Real Estate Investment Trust                    7,263                187,530
RioCan Real Estate Investment Trust                      3,600                 68,035
                                                                      ---------------
Total                                                                         255,565
-------------------------------------------------------------------------------------

FINLAND (0.6%)
Citycon                                                  3,677                 15,371
Sponda                                                  16,292(b,d)            63,501
Technopolis                                                231                  1,023
                                                                      ---------------
Total                                                                          79,895
-------------------------------------------------------------------------------------

FRANCE (6.1%)
Klepierre                                                1,102(d)              44,582
Mercialys                                                2,045                 71,881
Unibail-Rodamco                                          3,486                764,683
                                                                      ---------------
Total                                                                         881,146
-------------------------------------------------------------------------------------

GERMANY (0.5%)
Deutsche Euroshop                                        2,060                 69,482
-------------------------------------------------------------------------------------

HONG KONG (3.5%)
Great Eagle Holdings                                    32,000                 82,976
Hysan Development                                       35,090                 99,307
Link REIT                                              129,373                330,122
                                                                      ---------------
Total                                                                         512,405
-------------------------------------------------------------------------------------

JAPAN (6.9%)
Frontier Real Estate Investment                              9                 64,040
Japan Logistics Fund                                        15                109,996
Japan Real Estate Investment                                29                213,954
Japan Retail Fund Investment                                41(d)             184,536
Mitsui Fudosan                                          10,000(d)             169,219
Nippon Building Fund                                        18                136,913
NTT Urban Development                                      178                118,917
                                                                      ---------------
Total                                                                         997,575
-------------------------------------------------------------------------------------

NETHERLANDS (4.1%)
Corio                                                    3,897                265,114
Eurocommercial Properties                                2,900                119,858
VastNed Retail                                             892                 58,567
Wereldhave                                               1,545                147,355
                                                                      ---------------
Total                                                                         590,894
-------------------------------------------------------------------------------------

SINGAPORE (2.2%)
Ascendas Real Estate Investment Trust                   78,911                123,888
CapitaLand                                              38,000(d)             112,741
CapitaMall Trust                                        63,853                 81,509
                                                                      ---------------
Total                                                                         318,138
-------------------------------------------------------------------------------------

SWEDEN (1.6%)
Castellum                                               10,534(d)             106,770
Hufvudstaden Cl A                                       15,641(d)             118,620
                                                                      ---------------
Total                                                                         225,390
-------------------------------------------------------------------------------------

SWITZERLAND (0.9%)
PSP Swiss Property                                       2,384(b)             134,559
-------------------------------------------------------------------------------------

UNITED KINGDOM (8.2%)
Atrium European Real Estate                             15,859                106,582
Big Yellow Group                                         7,947(b)              45,286


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
British Land                                            31,713               $244,275
Development Securities                                   4,339                 23,825
Great Portland Estates                                  24,959                115,565
Hammerson                                               30,946                210,695
Helical Bar                                              3,410                 18,799
Land Securities Group                                   18,679                205,653
Segro                                                   19,115                106,058
Shaftesbury                                             18,027                114,659
                                                                      ---------------
Total                                                                       1,191,397
-------------------------------------------------------------------------------------

UNITED STATES (48.4%)
Acadia Realty Trust                                      3,008(d)              50,745
AMB Property                                             5,629(d)             143,821
AvalonBay Communities                                    6,825                560,402
BioMed Realty Trust                                      8,015(d)             126,477
Boston Properties                                        5,203                348,965
BRE Properties Cl A                                      6,019(d)             199,109
Camden Property Trust                                    2,679                113,509
Corporate Office Properties Trust                        2,570(d)              94,139
Cousins Properties                                       7,273                 55,493
Digital Realty Trust                                     4,535(d)             228,020
Douglas Emmett                                          10,298(d)             146,747
Duke Realty                                              8,708                105,976
Equity Residential                                      10,434                352,461
Extra Space Storage                                      6,491(d)              74,971
Federal Realty Investment Trust                          3,988(d)             270,067
Government Properties Income Trust                       1,080(d)              24,818
HCP                                                      3,558                108,661
Healthcare Realty Trust                                  2,829(d)              60,710
Host Hotels & Resorts                                   24,554                286,550
Kilroy Realty                                            5,833(d)             178,898
Kimco Realty                                             9,044(d)             122,365
Pebblebrook Hotel Trust                                  1,777(b)              39,112
ProLogis                                                16,838(d)             230,512
Public Storage                                           5,943                484,057
Regency Centers                                          5,374(d)             188,412
Senior Housing Properties Trust                         11,439(d)             250,171
Simon Property Group                                    11,096                885,462
SL Green Realty                                          3,929                197,393
Taubman Centers                                          4,377(d)             157,178
Ventas                                                   9,933                434,469
Vornado Realty Trust                                     7,291                509,948
                                                                      ---------------
Total                                                                       7,029,618
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,793,445)                                                       $14,404,583
-------------------------------------------------------------------------------------



CLOSED-END FUNDS (0.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
LUXEMBOURG
ProLogis European Properties                            11,913(b)             $72,915
-------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS
(Cost: $124,070)                                                              $72,915
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                 15,706(e)             $15,706
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $15,706)                                                               $15,706
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (15.2%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     2,195,157             $2,195,157
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,195,157)                                                         $2,195,157
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $18,128,378)(f)                                                    $16,688,361
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Dec. 31, 2009:


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS           VALUE
-----------------------------------------------------------------------
Real Estate Investment Trusts                               $12,983,357
  (REITs)(1)                                 89.6%
Real Estate Management & Development         10.3             1,494,141
Other(2)                                     15.3             2,210,863
-----------------------------------------------------------------------
Total                                                       $16,688,361
-----------------------------------------------------------------------



(1) Includes U.S. REITs as well as entities similar to REITs formed under the laws of non-U.S. countries.

(2) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(f) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $20,817,177 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $952,008
     Unrealized depreciation                          (5,080,824)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(4,128,816)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
30  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                FAIR VALUE AT DEC. 31, 2009
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)
    Real Estate Investment
Trusts (REITs)                   $7,285,183        $5,698,174         $--        $12,983,357
    Real Estate Management
     & Development                       --         1,421,226          --          1,421,226
--------------------------------------------------------------------------------------------
Total Equity Securities           7,285,183         7,119,400          --         14,404,583
--------------------------------------------------------------------------------------------
Other
  Closed-End Funds                       --            72,915(a)       --             72,915
  Affiliated Money Market
    Fund(b)                          15,706                --          --             15,706
  Investments of Cash
    Collateral Received
    for Securities on Loan        2,195,157                --          --          2,195,157
--------------------------------------------------------------------------------------------
Total Other                       2,210,863            72,915          --          2,283,778
--------------------------------------------------------------------------------------------
Total                            $9,496,046        $7,192,315         $--        $16,688,361
--------------------------------------------------------------------------------------------


(a) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  31

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
32  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund
DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.0%)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS)
Acadia Realty Trust                                     10,762               $181,555
AMB Property                                            20,123(c)             514,143
AvalonBay Communities                                   15,252              1,252,342
BioMed Realty Trust                                     29,312(c)             462,543
Boston Properties                                       18,495              1,240,460
BRE Properties Cl A                                     38,607(c)           1,277,120
Camden Property Trust                                   16,984                719,612
Corporate Office Properties Trust                        9,082(c)             332,674
Cousins Properties                                      26,941                205,560
Digital Realty Trust                                    17,032(c)             856,369
Douglas Emmett                                          35,206(c)             501,686
Duke Realty                                             35,426(c)             431,134
Equity Residential                                      37,641              1,271,513
Extra Space Storage                                     21,142(c)             244,190
Federal Realty Investment Trust                         15,209(c)           1,029,953
Government Properties Income Trust                       2,788(c)              64,068
HCP                                                     16,319                498,382
Healthcare Realty Trust                                 14,326(c)             307,436
Host Hotels & Resorts                                   90,998              1,061,944
Kilroy Realty                                           23,121(c)             709,121
Kimco Realty                                            32,432                438,805
Macerich                                                 5,816                209,088
Pebblebrook Hotel Trust                                  6,675(b)             146,917
Plum Creek Timber                                       15,984(c)             603,556
ProLogis                                                62,269(c)             852,463
Public Storage                                          21,035(c)           1,713,301
Regency Centers                                         19,443(c)             681,672
Senior Housing Properties Trust                         48,961              1,070,777
Simon Property Group                                    32,528              2,595,733
SL Green Realty                                         13,771                691,855
Taubman Centers                                         22,364(c)             803,091
Ventas                                                  28,713(c)           1,255,907
Vornado Realty Trust                                    29,042              2,031,188
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $19,962,019)                                                       $26,256,158
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                 51,341(d)             $51,341
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $51,341)                                                               $51,341
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (19.4%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     5,108,077             $5,108,077
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $5,108,077)                                                         $5,108,077
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $25,121,437)(e)                                                    $31,415,576
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  33

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(e) At Dec. 31, 2009, the cost of securities for federal income tax purposes was $28,792,192 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $3,521,266
     Unrealized depreciation                           (897,882)
     ----------------------------------------------------------
     Net unrealized appreciation                     $2,623,384
     ----------------------------------------------------------





--------------------------------------------------------------------------------
34  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected a Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                FAIR VALUE AT DEC. 31, 2009
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)               $26,256,158          $--             $--        $26,256,158
--------------------------------------------------------------------------------------------
Total Equity Securities           26,256,158           --              --         26,256,158
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                           51,341           --              --             51,341
  Investments of Cash
    Collateral Received
    for Securities on Loan         5,108,077           --              --          5,108,077
--------------------------------------------------------------------------------------------
Total Other                        5,159,418           --              --          5,159,418
--------------------------------------------------------------------------------------------
Total                            $31,415,576          $--             $--        $31,415,576
--------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
36  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                   RIVERSOURCE      RIVERSOURCE
                                                                LASALLE GLOBAL  LASALLE MONTHLY
                                                                   REAL ESTATE    DIVIDEND REAL
DEC. 31, 2009                                                             FUND      ESTATE FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $15,917,515 and
    $19,962,019)                                                $ 14,477,498      $ 26,256,158
  Affiliated money market fund (identified cost $15,706 and
    $51,341)                                                          15,706            51,341
  Investments of cash collateral received for securities on
    loan (identified cost $2,195,157 and $5,108,077)               2,195,157         5,108,077
-----------------------------------------------------------------------------------------------
Total investments in securities (identified cost $18,128,378
  and $25,121,437)                                                16,688,361        31,415,576
Capital shares receivable                                              5,547            27,654
Foreign currency holdings (identified cost $38,881 and $--)           38,641                --
Dividends and accrued interest receivable                             67,116            88,717
Receivable for investments sold                                       64,877           135,514
-----------------------------------------------------------------------------------------------
Total assets                                                      16,864,542        31,667,461
-----------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                          2                --
Capital shares payable                                                44,817            26,611
Payable for investments purchased                                     37,020           178,213
Payable upon return of securities loaned                           2,195,157         5,108,077
Accrued investment management services fee                               365               628
Accrued distribution fees                                              3,173            11,503
Accrued transfer agency fees                                           8,534            18,717
Accrued administration services fees                                      32                44
Accrued plan administration services fees                                 33             1,594
Other accrued expenses                                                86,458            63,015
-----------------------------------------------------------------------------------------------
Total liabilities                                                  2,375,591         5,408,402
-----------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $ 14,488,951      $ 26,259,059
-----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  37

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                                   RIVERSOURCE      RIVERSOURCE
                                                                LASALLE GLOBAL  LASALLE MONTHLY
                                                                   REAL ESTATE    DIVIDEND REAL
DEC. 31, 2009                                                             FUND      ESTATE FUND
REPRESENTED BY
Capital stock -- $.001 par value                                $      4,145      $      7,256
Additional paid-in capital                                        34,869,172        64,318,170
Excess of distributions over net investment income                  (254,172)             (529)
Accumulated net realized gain (loss)                             (18,689,344)      (44,359,977)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                      (1,440,850)        6,294,139
-----------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                 $ 14,488,951      $ 26,259,059
-----------------------------------------------------------------------------------------------
*Value of securities on loan                                    $  2,113,015      $  4,938,326
-----------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:                       Class A      $3,954,525    $ 6,537,789
                                                                   Class B             N/A    $ 2,419,442
                                                                   Class C      $3,230,557   $ 10,283,911
                                                                   Class I      $5,868,744    $ 1,709,431
                                                                   Class R2     $   65,688    $ 3,927,576
                                                                   Class R3     $    5,971    $     6,521
                                                                   Class R4     $    7,004    $    16,991
                                                                   Class R5     $1,356,462    $ 1,357,398
Outstanding shares of capital stock:                               Class A       1,131,585      1,804,866
                                                                   Class B             N/A        668,153
                                                                   Class C         928,401      2,841,350
                                                                   Class I       1,675,386        471,537
                                                                   Class R2         18,792      1,088,654
                                                                   Class R3          1,706          1,805
                                                                   Class R4          2,001          4,682
                                                                   Class R5        387,086        375,009
Net asset value per share:                                         Class A(1)   $     3.49    $      3.62
                                                                   Class B             N/A    $      3.62
                                                                   Class C      $     3.48    $      3.62
                                                                   Class I      $     3.50    $      3.63
                                                                   Class R2     $     3.50    $      3.61
                                                                   Class R3     $     3.50    $      3.61
                                                                   Class R4     $     3.50    $      3.63
                                                                   Class R5     $     3.50    $      3.62
---------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle Monthly Dividend Real Estate Fund is $3.70 and $3.84, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                 RIVERSOURCE      RIVERSOURCE
                                                              LASALLE GLOBAL  LASALLE MONTHLY
                                                                 REAL ESTATE    DIVIDEND REAL
YEAR ENDED DEC. 31, 2009                                                FUND      ESTATE FUND
INVESTMENT INCOME
Income:
Dividends                                                        $   642,337     $  1,384,705
Interest                                                                 234               14
Income distributions from affiliated money market fund                    53              151
Income from securities lending -- net                                  1,976            3,784
  Less foreign taxes withheld                                        (32,380)              --
---------------------------------------------------------------------------------------------
Total income                                                         612,220        1,388,654
---------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                   114,310          208,539
Distribution fees
  Class A                                                             15,681           15,884
  Class B                                                                N/A           20,254
  Class C                                                             27,290           84,243
  Class R2                                                               248           15,651
  Class R3                                                                 6                6
Transfer agency fees
  Class A                                                             32,634           64,921
  Class B                                                                N/A           20,199
  Class C                                                             13,163           84,445
  Class R2                                                               144           10,775
  Class R3                                                                 1                1
  Class R4                                                                 1                1
  Class R5                                                             2,144           25,490
Administrative services fees                                           5,942            7,968
Plan administration service fees
  Class R2                                                                79            4,723
  Class R3                                                                 6                6
  Class R4                                                                 6                8
Compensation of board members                                            371              722
Custodian fees                                                        56,722           13,458
Printing and postage                                                  66,814           75,322
Registration fees                                                     53,288           66,471
Professional fees                                                     45,952           35,955
Other                                                                  5,621            8,110
---------------------------------------------------------------------------------------------
Total expenses                                                       440,423          763,152
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                  (236,826)        (307,177)
---------------------------------------------------------------------------------------------
Total net expenses                                                   203,597          455,975
---------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      408,623          932,679
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  39

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------

                                                                 RIVERSOURCE      RIVERSOURCE
                                                              LASALLE GLOBAL  LASALLE MONTHLY
                                                                 REAL ESTATE    DIVIDEND REAL
YEAR ENDED DEC. 31, 2009                                                FUND      ESTATE FUND
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Securities transactions                                        $(8,198,394)    $(22,217,020)
  Foreign currency transactions                                        7,831               --
---------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                           (8,190,563)     (22,217,020)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                           10,994,554       25,253,163
---------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies              2,803,991        3,036,143
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     $ 3,212,614     $  3,968,822
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
40  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                     RIVERSOURCE
                                                                    LASALLE GLOBAL
                                                                   REAL ESTATE FUND
YEAR ENDED DEC. 31,                                               2009         2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $   408,623  $    515,212
Net realized gain (loss) on investments                        (8,190,563)   (8,375,392)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                        10,994,554    (6,032,916)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    3,212,614   (13,893,096)
---------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income
    Class A                                                      (241,735)     (171,631)
    Class C                                                      (116,641)      (39,721)
    Class I                                                      (172,522)          N/A
    Class R2                                                       (2,457)         (135)
    Class R3                                                         (170)          N/A
    Class R4                                                         (206)          N/A
    Class R5                                                      (59,447)       (2,048)
Tax return of capital
    Class A                                                            --      (150,583)
    Class C                                                            --       (34,850)
    Class R2                                                           --          (120)
    Class R5                                                           --        (1,796)
---------------------------------------------------------------------------------------
Total distributions                                              (593,178)     (400,884)
---------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  41

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                     RIVERSOURCE
                                                                    LASALLE GLOBAL
                                                                   REAL ESTATE FUND
YEAR ENDED DEC. 31,                                               2009         2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                              $ 2,204,756  $  4,830,545
  Class C shares                                                  184,428       268,136
  Class D shares*                                                     N/A       358,444
  Class I shares                                                5,116,960           N/A
  Class R2 shares                                                   8,496        43,618
  Class R3 shares                                                   5,000           N/A
  Class R4 shares                                                   6,021           N/A
  Class R5 shares                                                 619,004       440,581
Reinvestment of distributions at net asset value
  Class A shares                                                  124,194       180,977
  Class C shares                                                   36,670        58,737
  Class I shares                                                  172,330           N/A
  Class R2 shares                                                     308           255
  Class R4 shares                                                      30           N/A
  Class R5 shares                                                  59,446         3,844
Conversions from Class D to Class C*
  Class C shares                                                      N/A     5,140,772
  Class D shares                                                      N/A    (5,140,772)
Payments for redemptions
  Class A shares                                               (8,777,033)   (9,567,986)
  Class C shares                                                 (558,633)   (1,406,409)
  Class D shares*                                                     N/A      (616,950)
  Class I shares                                                       --           N/A
  Class R2 shares                                                  (2,357)       (6,542)
  Class R5 shares                                                (119,590)     (252,157)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                   (919,970)   (5,664,907)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         1,699,466   (19,958,887)
Net assets at beginning of year                                12,789,485    32,748,372
---------------------------------------------------------------------------------------
Net assets at end of year                                     $14,488,951  $ 12,789,485
---------------------------------------------------------------------------------------
Excess of distributions over net investment income            $  (254,172) $   (241,093)
---------------------------------------------------------------------------------------



 *  Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                      RIVERSOURCE
                                                               LASALLE MONTHLY DIVIDEND
                                                                   REAL ESTATE FUND
YEAR ENDED DEC. 31,                                               2009          2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $    932,679  $  1,350,226
Net realized gain (loss) on investments                        (22,217,020)  (19,766,815)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                         25,253,163    (3,557,599)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     3,968,822   (21,974,188)
----------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                       (174,742)     (504,731)
    Class B                                                        (43,216)     (115,556)
    Class C                                                       (177,489)     (320,761)
    Class D*                                                           N/A       (65,280)
    Class I                                                         (9,411)          N/A
    Class R2                                                       (76,528)     (130,050)
    Class R3                                                           (34)          N/A
    Class R4                                                           (47)          N/A
    Class R5                                                      (115,757)     (213,848)
  Tax return of capital
    Class A                                                       (133,663)     (461,054)
    Class B                                                        (33,058)     (105,556)
    Class C                                                       (135,772)     (293,003)
    Class D*                                                           N/A       (59,630)
    Class I                                                         (7,201)           --
    Class R2                                                       (58,540)     (118,797)
    Class R3                                                           (25)           --
    Class R4                                                           (36)           --
    Class R5                                                       (88,540)     (195,342)
----------------------------------------------------------------------------------------
Total distributions                                             (1,054,059)   (2,583,608)
----------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  43

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                      RIVERSOURCE
                                                               LASALLE MONTHLY DIVIDEND
                                                                   REAL ESTATE FUND
YEAR ENDED DEC. 31,                                               2009          2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                 2,170,441     5,849,095
  Class B shares                                                    78,065       317,659
  Class C shares                                                 2,497,384     2,361,109
  Class D shares*                                                      N/A     2,302,037
  Class I shares                                                 1,412,983           N/A
  Class R2 shares                                                1,736,661     3,258,839
  Class R3 shares                                                    5,000           N/A
  Class R4 shares                                                   15,000           N/A
  Class R5 shares                                                3,414,883     3,826,991
Reinvestment of distributions at net asset value
  Class A shares                                                   207,253       687,800
  Class B shares                                                    50,531       157,326
  Class C shares                                                   222,423       495,367
  Class D shares*                                                      N/A        93,131
  Class I shares                                                    16,552           N/A
  Class R2 shares                                                   91,211       248,753
  Class R4 shares                                                       20           N/A
  Class R5 shares                                                  193,653            --
Conversion from Class B to Class A
  Class A shares                                                    95,388       404,040
  Class B shares                                                   (95,388)     (404,040)
Conversion from Class D to Class C*
  Class C shares                                                       N/A     8,482,778
  Class D shares                                                       N/A    (8,482,778)
Payments for redemptions
  Class A shares                                                (5,475,767)  (12,765,159)
  Class B shares                                                  (417,558)   (1,277,831)
  Class C shares                                                (2,942,093)   (5,322,809)
  Class D shares*                                                      N/A      (754,133)
  Class I shares                                                        (3)          N/A
  Class R2 shares                                               (1,449,047)   (1,059,207)
  Class R5 shares                                               (7,851,546)   (2,408,360)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                  (6,023,954)   (3,989,392)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (3,109,191)  (28,547,188)
Net assets at beginning of year                                 29,368,250    57,915,438
----------------------------------------------------------------------------------------
Net assets at end of year                                     $ 26,259,059  $ 29,368,250
----------------------------------------------------------------------------------------
Excess of distributions over net investment income            $       (529) $       (805)
----------------------------------------------------------------------------------------



*   Effective May 16, 2008, Class D shares converted to Class C shares.

Certain line items from the prior year have been renamed to conform to the current year presentation.
The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
44  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource LaSalle Global Real Estate Fund


                                                                YEAR ENDED DEC. 31,
CLASS A                                            ---------------------------------------------
PER SHARE DATA                                      2009         2008         2007       2006(a)
Net asset value, beginning of period                $2.85        $5.75        $7.14        $7.14
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .11          .06          .00(b)
Net gains (losses) (both realized and
 unrealized)                                          .68        (2.93)       (1.29)          --
------------------------------------------------------------------------------------------------
Total from investment operations                      .78        (2.82)       (1.23)         .00(b)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)        (.04)        (.06)          --
Distributions in excess of net investment
 income                                                --           --         (.10)          --
Tax return of capital                                  --         (.04)          --           --
------------------------------------------------------------------------------------------------
Total distributions                                  (.14)        (.08)        (.16)          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.49        $2.85        $5.75        $7.14
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.17%      (49.67%)     (17.21%)          0%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                      3.64%        2.38%        2.52%       90.03%(d),(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                   1.64%        1.64%        1.64%        1.64%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.91%        2.23%         .90%       (1.64%)(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4           $9          $25           $1
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          62%          81%          --%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                                YEAR ENDED DEC. 31,
CLASS C                                            ---------------------------------------------
PER SHARE DATA                                      2009         2008         2007       2006(a)
Net asset value, beginning of period                $2.85        $5.76        $7.14        $7.14
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .08          .07          .01          .00(b)
Net gains (losses) (both realized and
 unrealized)                                          .67        (2.92)       (1.28)          --
------------------------------------------------------------------------------------------------
Total from investment operations                      .75        (2.85)       (1.27)         .00(b)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.12)        (.03)        (.01)          --
Distributions in excess of net investment
 income                                                --           --         (.10)          --
Tax return of capital                                  --         (.03)          --           --
------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.06)        (.11)          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.48        $2.85        $5.76        $7.14
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.10%      (49.96%)     (17.86%)          0%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                      4.36%        3.12%        3.27%       90.78%(d),(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                   2.39%        2.38%        2.39%        2.39%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.70%        1.49%         .15%       (2.39%)(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $3           $3          $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          62%          81%          --%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
46  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

CLASS I                                            YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(g)
Net asset value, beginning of period                       $2.93
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .03
Net gains (losses) (both realized and
 unrealized)                                                 .65
----------------------------------------------------------------------
Total from investment operations                             .68
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.11)
----------------------------------------------------------------------
Net asset value, end of period                             $3.50
----------------------------------------------------------------------
TOTAL RETURN                                              23.20%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                             2.87%(d)
----------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                          1.12%(d)
----------------------------------------------------------------------
Net investment income (loss)                               2.40%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $6
----------------------------------------------------------------------
Portfolio turnover rate                                      83%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                                YEAR ENDED DEC. 31,
CLASS R2*                                          ---------------------------------------------
PER SHARE DATA                                      2009         2008         2007       2006(a)
Net asset value, beginning of period                $2.86        $5.76        $7.14        $7.14
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .10          .04          .00(b)
Net gains (losses) (both realized and
 unrealized)                                          .69        (2.93)       (1.27)          --
------------------------------------------------------------------------------------------------
Total from investment operations                      .78        (2.83)       (1.23)         .00(b)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.14)        (.04)        (.04)          --
Distributions in excess of net investment
 income                                                --           --         (.11)          --
Tax return of capital                                  --         (.03)          --           --
------------------------------------------------------------------------------------------------
Total distributions                                  (.14)        (.07)        (.15)          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.50        $2.86        $5.76        $7.14
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.96%      (49.65%)     (17.30%)          0%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                      3.83%        2.63%        2.78%       90.28%(d),(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                   1.89%        1.89%        1.89%        1.89%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.11%        1.98%         .65%       (1.89%)(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--          $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          62%          81%          --%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
48  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

CLASS R3                                           YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(g)
Net asset value, beginning of period                       $2.93
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .03
Net gains (losses) (both realized and
 unrealized)                                                 .64
----------------------------------------------------------------------
Total from investment operations                             .67
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.10)
----------------------------------------------------------------------
Net asset value, end of period                             $3.50
----------------------------------------------------------------------
TOTAL RETURN                                              22.97%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                             3.44%(d)
----------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                          1.64%(d)
----------------------------------------------------------------------
Net investment income (loss)                               2.43%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $--
----------------------------------------------------------------------
Portfolio turnover rate                                      83%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

CLASS R4                                           YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(g)
Net asset value, beginning of period                       $2.93
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .04
Net gains (losses) (both realized and
 unrealized)                                                 .63
----------------------------------------------------------------------
Total from investment operations                             .67
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.10)
----------------------------------------------------------------------
Net asset value, end of period                             $3.50
----------------------------------------------------------------------
TOTAL RETURN                                              23.09%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                             3.15%(d)
----------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                          1.39%(d)
----------------------------------------------------------------------
Net investment income (loss)                               2.78%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $--
----------------------------------------------------------------------
Portfolio turnover rate                                      83%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
50  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                                YEAR ENDED DEC. 31,
CLASS R5*                                          ---------------------------------------------
PER SHARE DATA                                      2009         2008         2007       2006(a)
Net asset value, beginning of period                $2.86        $5.75        $7.14        $7.14
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .11          .12          .10          .00(b)
Net gains (losses) (both realized and
 unrealized)                                          .69        (2.91)       (1.30)          --
------------------------------------------------------------------------------------------------
Total from investment operations                      .80        (2.79)       (1.20)         .00(b)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.05)        (.10)          --
Distributions in excess of net investment
 income                                                --           --         (.09)          --
Tax return of capital                                  --         (.05)          --           --
------------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.10)        (.19)          --
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.50        $2.86        $5.75        $7.14
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.67%      (49.36%)     (16.91%)          0%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense waiver/
 reimbursement                                      3.07%        2.82%        5.38%      227.72%(d),(e)
------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(f)                                   1.12%        1.12%        1.12%        1.12%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.78%        2.75%        1.42%       (1.12%)(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--          $--          $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               83%          62%          81%          --%
------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares (in existence on or before June 13, 2009) were redesignated as Class R2 and Class R5 shares, respectively.
(a) Period from Dec. 29, 2006 (commencement of operations) to Dec. 31, 2006.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The ratio of expenses to average net assets prior to expense waiver/reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  51

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                                     YEAR ENDED DEC. 31,
CLASS A                                            -------------------------------------------------------
PER SHARE DATA                                      2009         2008         2007        2006        2005
Net asset value, beginning of period                $3.06        $5.90        $9.87       $8.70      $9.26
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .15          .12         .11        .14
Net gains (losses) (both realized and
 unrealized)                                          .56        (2.71)       (2.40)       2.53        .33
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .68        (2.56)       (2.28)       2.64        .47
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.15)        (.12)       (.11)      (.14)
Excess distributions from net investment
 income                                                --           --         (.01)         --       (.02)
Tax return of capital                                (.05)        (.13)          --        (.20)        --
Distributions from realized gains                      --           --        (1.56)      (1.16)      (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.28)       (1.69)      (1.47)     (1.03)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.62        $3.06        $5.90       $9.87      $8.70
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.24%      (44.94%)     (23.82%)     30.90%      5.34%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               3.11%        2.10%        1.79%       1.67%      1.78%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                   1.59%        1.59%        1.60%       1.60%      1.60%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.30%        2.79%        1.32%       1.09%      1.51%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $7           $9          $22         $43        $36
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               87%          77%          76%         48%        41%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
52  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                                     YEAR ENDED DEC. 31,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2009         2008         2007        2006        2005
Net asset value, beginning of period                $3.06        $5.89        $9.86       $8.69      $9.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .11          .05         .08        .07
Net gains (losses) (both realized and
 unrealized)                                          .57        (2.70)       (2.41)       2.49        .34
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .66        (2.59)       (2.36)       2.57        .41
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)        (.11)        (.05)       (.08)      (.07)
Excess distributions from net investment
 income                                                --           --           --          --       (.03)
Tax return of capital                                (.04)        (.13)          --        (.16)        --
Distributions from realized gains                      --           --        (1.56)      (1.16)      (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)        (.24)       (1.61)      (1.40)      (.97)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.62        $3.06        $5.89       $9.86      $8.69
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.30%      (45.36%)     (24.45%)     29.97%      4.58%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               3.79%        2.83%        2.54%       2.42%      2.53%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                   2.34%        2.32%        2.35%       2.35%      2.35%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.33%        2.06%         .56%        .83%       .76%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $2           $6         $13        $13
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               87%          77%          76%         48%        41%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  53

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                                     YEAR ENDED DEC. 31,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2009         2008         2007        2006        2005
Net asset value, beginning of period                $3.06        $5.89        $9.85       $8.69      $9.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .11          .05         .08        .07
Net gains (losses) (both realized and
 unrealized)                                          .57        (2.70)       (2.40)       2.48        .34
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .66        (2.59)       (2.35)       2.56        .41
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.06)        (.11)        (.05)       (.08)      (.07)
Excess distributions from net investment
 income                                                --           --           --          --       (.03)
Tax return of capital                                (.04)        (.13)          --        (.16)        --
Distributions from realized gains                      --           --        (1.56)      (1.16)      (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.10)        (.24)       (1.61)      (1.40)      (.97)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.62        $3.06        $5.89       $9.85      $8.69
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.31%      (45.36%)     (24.38%)     29.84%      4.58%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               3.78%        2.86%        2.54%       2.42%      2.53%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                   2.35%        2.35%        2.35%       2.35%      2.35%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.29%        2.03%         .56%        .83%       .76%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $10           $9          $12         $28        $23
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               87%          77%          76%         48%        41%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
54  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

CLASS I                                            YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(c)
Net asset value, beginning of period                       $2.78
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .02
Net gains (losses) (both realized and
 unrealized)                                                 .87
----------------------------------------------------------------------
Total from investment operations                             .89
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)
Tax return of capital                                       (.02)
----------------------------------------------------------------------
Total distributions                                         (.04)
----------------------------------------------------------------------
Net asset value, end of period                             $3.63
----------------------------------------------------------------------
TOTAL RETURN                                              32.00%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
----------------------------------------------------------------------
Total expenses                                             1.17%(d)
----------------------------------------------------------------------
Net investment income (loss)                               1.83%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                       $2
----------------------------------------------------------------------
Portfolio turnover rate                                      87%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  55

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                                     YEAR ENDED DEC. 31,
CLASS R2*                                          -------------------------------------------------------
PER SHARE DATA                                      2009         2008         2007        2006        2005
Net asset value, beginning of period                $3.05        $5.87        $9.87       $8.69      $9.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .13          .09         .10        .11
Net gains (losses) (both realized and
 unrealized)                                          .58        (2.68)       (2.43)       2.53        .34
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .68        (2.55)       (2.34)       2.63        .45
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.13)        (.09)       (.10)      (.11)
Excess distributions from net investment
 income                                                --           --         (.01)         --       (.03)
Tax return of capital                                (.05)        (.14)          --        (.19)        --
Distributions from realized gains                      --           --        (1.56)      (1.16)      (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.12)        (.27)       (1.66)      (1.45)     (1.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.61        $3.05        $5.87       $9.87      $8.69
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.00%      (45.01%)     (24.36%)     30.73%      5.08%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               3.01%        2.36%        2.04%       1.92%      2.03%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                   1.85%        1.85%        1.85%       1.85%      1.85%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.82%        2.53%        1.06%        .98%      1.26%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4           $3           $3          $2         $1
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               87%          77%          76%         48%        41%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
56  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

CLASS R3                                           YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(c)
Net asset value, beginning of period                       $2.77
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .02
Net gains (losses) (both realized and
 unrealized)                                                 .85
----------------------------------------------------------------------
Total from investment operations                             .87
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)
Tax return of capital                                       (.01)
----------------------------------------------------------------------
Total distributions                                         (.03)
----------------------------------------------------------------------
Net asset value, end of period                             $3.61
----------------------------------------------------------------------
TOTAL RETURN                                              31.63%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense waiver/
 reimbursement                                             1.81%(d)
----------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                          1.60%(d)
----------------------------------------------------------------------
Net investment income (loss)                               1.88%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $--
----------------------------------------------------------------------
Portfolio turnover rate                                      87%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  57

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

CLASS R4                                           YEAR ENDED DEC. 31,
PER SHARE DATA                                           2009(c)
Net asset value, beginning of period                       $2.78
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                 .04
Net gains (losses) (both realized and
 unrealized)                                                 .85
----------------------------------------------------------------------
Total from investment operations                             .89
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        (.02)
Tax return of capital                                       (.02)
----------------------------------------------------------------------
Total distributions                                         (.04)
----------------------------------------------------------------------
Net asset value, end of period                             $3.63
----------------------------------------------------------------------
TOTAL RETURN                                              32.00%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
----------------------------------------------------------------------
Total expenses                                              .92%(d)
----------------------------------------------------------------------
Net investment income (loss)                               3.30%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      $--
----------------------------------------------------------------------
Portfolio turnover rate                                      87%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
58  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                                     YEAR ENDED DEC. 31,
CLASS R5*                                          -------------------------------------------------------
PER SHARE DATA                                      2009         2008         2007        2006        2005
Net asset value, beginning of period                $3.07        $5.91        $9.88       $8.70      $9.28
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .14          .16          .15         .12        .16
Net gains (losses) (both realized and
 unrealized)                                          .54        (2.70)       (2.41)       2.55        .33
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .68        (2.54)       (2.26)       2.67        .49
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.07)        (.16)        (.15)       (.12)      (.16)
Excess distributions from net investment
 income                                                --           --           --          --       (.04)
Tax return of capital                                (.06)        (.14)          --        (.21)        --
Distributions from realized gains                      --           --        (1.56)      (1.16)      (.87)
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.13)        (.30)       (1.71)      (1.49)     (1.07)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.62        $3.07        $5.91       $9.88      $8.70
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.26%      (44.64%)     (23.58%)     31.34%      5.55%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               2.09%        1.26%        1.25%       1.33%      1.68%
----------------------------------------------------------------------------------------------------------
Net expenses after expense waiver/
 reimbursement(b)                                   1.35%        1.26%        1.25%       1.33%      1.35%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        5.62%        3.12%        1.67%       1.17%      1.76%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $6           $8          $7         $1
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               87%          77%          76%         48%        41%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares (in existence on or before June 13, 2009) were redesignated as Class R2 and Class R5 shares, respectively.
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(c) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(d) Annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of Seligman LaSalle Real Estate Fund Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as an open-end management investment company. Each Fund has 500 million authorized shares of capital stock.

RiverSource LaSalle Global Real Estate Fund (formerly Seligman LaSalle Global Real Estate Fund) (Global Real Estate Fund) is a non-diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies."

RiverSource LaSalle Monthly Dividend Real Estate Fund (formerly Seligman LaSalle Monthly Dividend Real Estate Fund) (Monthly Dividend Real Estate Fund) is a diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "real estate companies," such as real estate investment trusts (REITs).

Each Fund offers Class A, Class C, Class I, Class R2 Class R3, Class R4 and Class R5 shares. Monthly Dividend Real Estate also offers Class B shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I* shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

- Class I*, Class R3 and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. These share classes became available Aug. 3, 2009.


 * All references within the report reflect the redesignated shares classes (i.e., the Class I shares in existence on or before June 13, 2009 are reflected as Class R5 shares, and the Class I shares reflected are a new share class for the Fund).

--------------------------------------------------------------------------------
60  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Effective May 16, 2008, Class D shares converted to Class C shares and as of that date the Funds no longer offer Class D shares.

At Dec. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and RiverSource Investments owned 100% of Class R3 shares of Global Real Estate Fund. At Dec. 31, 2009, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 45% of the total outstanding Fund shares of Global Real Estate Fund.

At Dec. 31, 2009, RiverSource Investments and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and RiverSource Investments owned 100% of Class R3 shares of Monthly Dividend Real Estate Fund.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Funds' financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value.


--------------------------------------------------------------------------------
62  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Dec. 31, 2009, foreign currency holdings consisted of multiple denominations for Global Real Estate Fund.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from

--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid semi-annually, when available, are reinvested in additional shares of Global Real Estate Fund at net asset value or payable in cash. Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Monthly Dividend Real Estate Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Funds receive distributions from holdings in REITs which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Funds' management. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.


--------------------------------------------------------------------------------
64  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of each Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. Each Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Global Real Estate Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED DEC. 31, 2009:


 AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------
                                                   FORWARD FOREIGN
RISK EXPOSURE CATEGORY                           CURRENCY CONTRACTS
-------------------------------------------------------------------
Foreign exchange contracts                              $507
-------------------------------------------------------------------
Total                                                   $507
-------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

   CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                        RECOGNIZED IN INCOME
--------------------------------------------------------------------
                                                    FORWARD FOREIGN
RISK EXPOSURE CATEGORY                            CURRENCY CONTRACTS
--------------------------------------------------------------------
Foreign exchange contracts                               $(264)
--------------------------------------------------------------------
Total                                                    $(264)
--------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. During the year ended Dec. 31, 2009, the Fund entered into and closed two forward foreign currency contracts, of which, the average gross notional amount was $4,500.

Monthly Dividend Real Estate Fund

At Dec. 31, 2009, and for the year then ended, the Fund had no outstanding derivatives.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Funds. Day-to-day portfolio management of the Funds is provided by the Funds' subadviser. See Subadvisory and delegation agreements below. Effective June 15, 2009, the management fee is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage for each Fund is as follows:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund                                0.915%
Monthly Dividend Real Estate Fund                      0.855%


Prior to June 15, 2009, the Investment Manager received an annual fee equal to the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund                                0.98%
Monthly Dividend Real Estate Fund                      0.90%




--------------------------------------------------------------------------------
66  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

The management fee for the year ended Dec. 31, 2009 is the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund                                0.94%
Monthly Dividend Real Estate Fund                      0.88%


The reduction in the investment management services fee applicable to each Fund on June 15, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to each Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.

SUBADVISORY AND DELEGATION AGREEMENTS
Under a subadvisory agreement between the Investment Manager and LaSalle Investment Management (Securities), L.P. (referred to as LaSalle U.S.), LaSalle U.S. is responsible for furnishing investment advice, research and assistance with respect to Monthly Dividend Real Estate Fund's investments. Under a subadvisory agreement between the Investment Manager and LaSalle U.S. and a delegation agreement between LaSalle U.S. and LaSalle Investment Management Securities B.V. (collectively LaSalle), LaSalle is responsible for furnishing investment advice, research and assistance with respect to Global Real Estate Fund's investments. The Investment Manager contracts with and compensates LaSalle U.S. for the provision of day-to-day portfolio management of the Funds' assets. Under the subadvisory agreements, the Investment Manager pays LaSalle U.S. fees equal to a percentage of each Fund's average daily net assets that declines as the Fund's net assets increase. For Global Real Estate Fund, the Investment Manager pays LaSalle U.S. 0.30% to 0.49% of the Fund's average daily net assets. For Monthly Dividend Real Estate Fund, the Investment Manager pays LaSalle U.S. 0.30% to 0.45% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 15, 2009, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                            PERCENTAGE RANGE
----------------------------------------------------------------
Global Real Estate Fund                          0.08% to 0.05%
Monthly Dividend Real Estate Fund                0.06% to 0.03%




--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  67

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The fee for the period from June 15, 2009 through Dec. 31, 2009 was the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund                                0.05%
Monthly Dividend Real Estate Fund                      0.03%


Prior to June 15, 2009, Ameriprise Financial administered certain aspects of the Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 15, 2009 are offset by corresponding decreases in the investment management fees charged to each Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Funds' prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the year ended Dec. 31, 2009, other expenses paid to this company were $84 for Global Real Estate Fund and $182 for Monthly Dividend Real Estate.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Effective June 15, 2009, under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Under the Agreement, each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B (for Monthly Dividend Real Estate only) and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The

--------------------------------------------------------------------------------
68  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC), owned by six associated investment companies, provided shareholder servicing and transfer agency services to each Fund, as well as certain other Seligman funds. In January 2009, the Board approved each Fund's termination of the shareholder servicing and transfer agency relationship with SDC and the engagement of RiverSource Service Corporation to provide transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged $14,638 and $90,204 to Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively, for shareholder account and transfer agent services in accordance with a methodology approved by each Fund's Board. Class R5 shares received more limited shareholder services than each Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of each Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of each Fund's relationship with SDC, each Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $16,027, or 0.13% of Global Real Estate Funds average daily net assets and $35,593, or 0.15% of Monthly Dividend Real Estate Funds average daily net assets for the year ended Dec. 31, 2009. These Non-Recurring Charges are included in transfer agency fees in the Statements of Operations. The Non-Recurring Charges are included in each Fund's total expenses and are, therefore, subject to any expense waivers/reimbursements described below.

Each Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At Dec. 31, 2009, each Fund's total potential

--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  69

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


future obligation over the life of the Guaranty is $16,542 for Global Real Estate Fund and $35,810 for Monthly Dividend Real Estate Fund. The liability remaining at Dec. 31, 2009 for Non-Recurring Charges amounted to $8,463 and $18,369 for Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively, and is included within accrued transfer agency fees in the Statements of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, each Fund pays the Transfer Agent an annual fee an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                          CLASS B   CLASS C
---------------------------------------------------------------
Global Real Estate Fund                           N/A  $787,000
Monthly Dividend Real Estate Fund             $38,000   325,000


These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the year ended Dec. 31, 2009 are as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
Global Real Estate Fund                   $14,216     N/A    $  121
Monthly Dividend Real Estate Fund          10,293   2,787     2,139


Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.


--------------------------------------------------------------------------------
70  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding fees and expenses of acquired funds*) were:

                                         GLOBAL REAL  MONTHLY DIVIDEND
                                         ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A                                      1.64%          1.59%
Class B                                       N/A           2.34
Class C                                      2.39           2.35
Class I                                      1.12             --
Class R2                                     1.89           1.85
Class R3                                     1.64           1.60
Class R4                                     1.39             --
Class R5                                     1.12           1.35


Under an agreement which was effective until June 13, 2009, the Fund's predecessor investment manager contractually agreed to waive certain fees and reimburse each Fund's expenses to the extent that each Fund's "other expenses" (those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.41% (0.14% for Global Real Estate Fund Class I shares, redesignated Class R5 shares on June 13, 2009) and 0.45% per annum of the average daily net assets of Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively.

For the period from Jan. 1, 2009 through June 12, 2009, other expenses waived/ reimbursed were $95,828 for Global Real Estate Fund and $152,145 for Monthly Dividend Real Estate Fund.

Effective June 13, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Feb. 28, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

                                         GLOBAL REAL  MONTHLY DIVIDEND
                                         ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A                                      1.64%          1.60%
Class B                                       N/A           2.35
Class C                                      2.39           2.35
Class I                                      1.12           1.35
Class R2                                     1.89           1.85
Class R3                                     1.64           1.60
Class R4                                     1.39           1.35
Class R5                                     1.12           1.35




--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  71

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

For the period from June 13, 2009 through Dec. 31, 2009, the transfer agency fees waived/reimbursed at the class level were as follows:

                                         GLOBAL REAL  MONTHLY DIVIDEND
                                         ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A                                     $2,492         $24,560
Class B                                        N/A           8,770
Class C                                      1,425          37,439
Class R2                                        18           5,601
Class R3                                         1              --
Class R4                                         1              --
Class R5                                       802           8,036


For the period from June 13, 2009 through Dec. 31, 2009, the plan administration services fees waived/reimbursed at the class level for Monthly Dividend Real Estate Fund were $5 for Class R3.

For the period from June 13, 2009 through Dec. 31, 2009, management fees, and other fees waived/reimbursed at the Fund level were $136,259 for Global Real Estate Fund and $70,621 for Monthly Dividend Real Estate Fund.

* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

For the year ended Dec. 31, 2009, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                       PURCHASES     PROCEEDS
------------------------------------------------------------------
Global Real Estate Fund                   $10,038,079  $10,962,101
Monthly Dividend Real Estate Fund          20,650,353   26,277,906


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
72  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                              GLOBAL REAL ESTATE       Monthly Dividend
                                    FUND(a)           Real Estate Fund(a)
                            ----------------------  ----------------------
YEAR ENDED DEC. 31,            2009        2008        2009        2008
--------------------------------------------------------------------------
CLASS A
Sold                           878,772   1,080,524     844,039   1,255,134
Converted from Class B(b)          N/A         N/A      33,972      80,293
Reinvested distributions        40,878      34,604      83,940     139,869
Redeemed                    (3,039,149) (2,144,078) (2,033,718) (2,402,386)
--------------------------------------------------------------------------
Net increase (decrease)     (2,119,499) (1,028,950) (1,071,767)   (927,090)
--------------------------------------------------------------------------

CLASS B
Sold                               N/A         N/A      29,982      55,041
Reinvested distributions           N/A         N/A      20,809      32,679
Converted to Class A(b)            N/A         N/A     (33,972)    (80,451)
Redeemed                           N/A         N/A    (144,862)   (249,775)
--------------------------------------------------------------------------
Net increase (decrease)            N/A         N/A    (128,043)   (242,506)
--------------------------------------------------------------------------

CLASS C
Sold                            61,219      57,893     903,519     468,536
Converted from Class D(c)          N/A     850,498         N/A   1,297,817
Reinvested distributions        12,023      11,188      92,881     108,839
Redeemed                      (207,186)   (313,661) (1,044,289) (1,050,134)
--------------------------------------------------------------------------
Net increase (decrease)       (133,944)    605,918     (47,889)    825,058
--------------------------------------------------------------------------

CLASS D(c)
Sold                               N/A      63,895         N/A     405,332
Reinvested distributions           N/A          --         N/A      16,014
Converted to Class C               N/A    (850,498)        N/A  (1,297,817)
Redeemed                           N/A    (110,002)        N/A    (127,861)
--------------------------------------------------------------------------
Net increase (decrease)            N/A    (896,605)        N/A  (1,004,332)
--------------------------------------------------------------------------

CLASS I(d)
Sold                         1,624,551         N/A     466,480         N/A
Reinvested distributions        50,835         N/A       5,058         N/A
Redeemed                            --         N/A          (1)        N/A
--------------------------------------------------------------------------
Net increase (decrease)      1,675,386         N/A     471,537         N/A
--------------------------------------------------------------------------

CLASS R2(e)
Sold                             2,730      15,423     619,950     626,173
Reinvested distributions            96          49      39,972      53,445
Redeemed                          (792)     (2,131)   (575,827)   (233,837)
--------------------------------------------------------------------------
Net increase (decrease)          2,034      13,341      84,095     445,781
--------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  73

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                              GLOBAL REAL ESTATE       Monthly Dividend
                                    FUND(a)           Real Estate Fund(a)
                            ----------------------  ----------------------
YEAR ENDED DEC. 31,            2009        2008        2009        2008
--------------------------------------------------------------------------
CLASS R3(d)
Sold                             1,706         N/A       1,805         N/A
--------------------------------------------------------------------------
Net increase (decrease)          1,706         N/A       1,805         N/A
--------------------------------------------------------------------------

CLASS R4(d)
Sold                             1,992         N/A       4,676         N/A
Reinvested distributions             9         N/A           6         N/A
--------------------------------------------------------------------------
Net increase (decrease)          2,001         N/A       4,682         N/A
--------------------------------------------------------------------------

CLASS R5(e)
Sold                           251,069     147,003   1,554,172   1,088,309
Reinvested distributions        19,286         735      83,617      89,295
Redeemed                       (39,635)    (50,907) (3,282,936)   (513,023)
--------------------------------------------------------------------------
Net increase (decrease)        230,720      96,831  (1,645,147)    664,581
--------------------------------------------------------------------------


(a) Certain line items from the prior year have been removed to conform to the current year presentation.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.
(c) Effective May 16, 2008, Class D shares converted to Class C shares.
(d) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(e) Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

7. LENDING OF PORTFOLIO SECURITIES

Effective May 15, 2009, each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Funds into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statements of Assets and Liabilities along with the

--------------------------------------------------------------------------------
74  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, securities on loan were as follows:

                                          SECURITIES     SECURED BY
FUND                                       VALUED AT  CASH COLLATERAL
---------------------------------------------------------------------
Global Real Estate Fund                   $2,113,015     $2,195,157
Monthly Dividend Real Estate Fund          4,938,326      5,108,077


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. For the year ended Dec. 31, 2009, these amounts were as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
Global Real Estate Fund                              $1,976
Monthly Dividend Real Estate Fund                     3,784


Each Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of each Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund for the year ended Dec. 31, 2009, are as follows:

FUND                                         PURCHASES   PROCEEDS
------------------------------------------------------------------
Global Real Estate Fund                     $1,262,150  $1,246,444
Monthly Dividend Real Estate Fund            2,310,537   2,259,196


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations

--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  75

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

and each Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2009, can be found in the Portfolios of Investments.

9. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing the prior credit facilities. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility.

For the period from June 17, 2009 through Oct. 15, 2009, the credit facility agreement, which was a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Prior to June 17, 2009, each Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited each Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurred a commitment fee of 0.12% per annum on their share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Funds had no borrowings during the year ended Dec. 31, 2009.


--------------------------------------------------------------------------------
76  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in a net reclassification adjustment to increase (decrease) paid-in capital by the following:

                                    EXCESS OF         ACCUMULATED  ADDITIONAL
                                DISTRIBUTIONS OVER   NET REALIZED    PAID-IN
FUND                          NET INVESTMENT INCOME   GAIN (LOSS)    CAPITAL
-----------------------------------------------------------------------------
Global Real Estate Fund             $(171,476)         $ 171,476       $--
Monthly Dividend Real Estate
  Fund                                335,179           (335,182)       (3)


The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,            2009                                 2008
----------------------------------------------------------------------------------
                      ORDINARY    LONG-TERM   TAX RETURN   ORDINARY     LONG-TERM
FUND                   INCOME   CAPITAL GAIN  OF CAPITAL    INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------
Global Real Estate
  Fund                $593,178       $--       $     --   $  400,884       $--
Monthly Dividend
  Real Estate Fund     597,224        --        456,835    2,583,608        --


At Dec. 31, 2009, the components of distributable earnings on a tax basis are as follows:

                                          UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                         UNDISTRIBUTED     ACCUMULATED     REALIZED     APPRECIATION
FUND                    ORDINARY INCOME  LONG-TERM GAIN      LOSS      (DEPRECIATION)
-------------------------------------------------------------------------------------
Global Real Estate
  Fund                      $120,928           $--       $(16,375,351)   $(4,129,943)
Monthly Dividend Real
  Estate Fund                     --            --        (40,689,222)     2,622,855




--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  77

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2009, were as follows:

Global Real Estate Fund..........................  $15,300,409
Monthly Dividend Real Estate Fund................   40,664,631


At Dec. 31, 2009, if the capital loss carry-overs are not offset by capital gains, they will expire as follows:

FUND                                 2015        2016         2017
---------------------------------------------------------------------
Global Real Estate Fund            $585,168  $ 5,289,122  $ 9,426,119
Monthly Dividend Real Estate Fund        --   14,370,083   26,294,548


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, each Fund had a post-October loss that is treated for income tax purposes as occurring on Jan. 1, 2010. These post-October losses were as follows:

Global Real Estate Fund..........................  $1,074,942
Monthly Dividend Real Estate Fund................      24,591


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Global Real Estate Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

REAL ESTATE INDUSTRY RISK
Because of the Funds' policy of concentrating its investments in securities of companies operating in the real estate industry, the Funds are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon

--------------------------------------------------------------------------------
78  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

12. SUBSEQUENT EVENTS

Management has evaluated each Fund's related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Feb. 22, 2010, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  79

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the

--------------------------------------------------------------------------------
80  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  81

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND AND
RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle Monthly Dividend Real Estate Fund (the Funds) (formerly Seligman LaSalle Global Real Estate Fund and Seligman LaSalle Monthly Dividend Real Estate Fund) (the two portfolios comprising the Seligman LaSalle Real Estate Fund Series, Inc.) as of December 31, 2009, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights of the Funds for the periods presented through December 31, 2008, were audited by other auditors whose report dated February 27, 2009, expressed an unqualified opinion on those financial statements and financial highlights.


--------------------------------------------------------------------------------
82  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009 financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Seligman LaSalle Real Estate Fund Series, Inc. at December 31, 2009, the results of their operations, changes in their net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 22, 2010


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  83

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource LaSalle Global Real Estate Fund
Fiscal year ended Dec. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................      2.58%
Dividends Received Deduction for corporations....................      0.00%
U.S. Government Obligations......................................      0.00%
Foreign Tax Credit...............................................    $27,943
Foreign Source Income............................................   $275,486


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource LaSalle Monthly Dividend Real Estate Fund
Fiscal year ended Dec. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
Qualified Dividend Income for individuals........................      2.09%
Dividends Received Deduction for corporations....................      0.00%
U.S. Government Obligations......................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
84  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 71                     2002
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  85

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
86  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 43                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  87

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Money Laundering Prevention Officer and
                                                 Identity Theft Prevention Officer for each of the
                                                 Seligman funds 2008-2009; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004 and        Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
88  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                 RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2009 ANNUAL REPORT  89

RIVERSOURCE LASALLE REAL ESTATE FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             SL-9910 A (3/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

       (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

       (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Seligman LaSalle Real Estate Fund Series, Inc. were as follows:

                                 2009 -- $62,870

(b) Audit-Related Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional audit-related services rendered related to the semiannual financial statement review, the transfer agent 17Ad-13 review and other consultations and services required to complete the audit for Seligman LaSalle Real Estate Fund Series, Inc. were as follows:

                                  2009 -- $4,246

(c) Tax Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for tax compliance related services rendered for Seligman LaSalle Real Estate Fund Series, Inc. were as follows:

                                  2009 -- $6,996

(d) All Other Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered for Seligman LaSalle Real Estate Fund Series, Inc. were as follows:

                                    2009 -- $0

      (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 were pre-approved by the audit committee.

(f)   Not applicable.

(g) Non-Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                                 2009 -- $809,928

(h) 100% of the services performed in item (g) above during 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)   The complete schedule of investments is included in Item 1 of this Form
      N-CSR.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

      (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

      (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
      Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

      (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

      (a)(3) Not applicable.

      (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Seligman LaSalle Real Estate Fund Series, Inc.

By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Patrick T. Bannigan
   -----------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 5, 2010

By  /s/ Jeffrey P. Fox
    ------------------
    Jeffrey P. Fox
    Treasurer and Principal Financial Officer

Date March 5, 2010